Offerings - Offering: 1	Feb. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,964,214
Proposed Maximum Offering Price per Unit	19.74
Maximum Aggregate Offering Price	$ 38,773,584.36
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,936.24
Offering Note	There are being registered hereunder by Globalstar, Inc. (the "Company") up to [2,168,604] shares of the Company's common stock, par value $0.0001 per share (the "Common Stock") as may from time to time be offered and sold by the selling stockholders (the "Selling Stockholders Securities"). In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Company's Common Stock in connection with any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of shares of outstanding Common Stock. With respect to the Selling Stockholders Securities, the proposed maximum offering price per share of Common Stock will be determined from time to time in connection with, and at the time of, the sale by the holder of such securities. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price Per Unit for the Selling Stockholders Securities is based on the average of the high ($20.60) and low ($18.88) prices reported for the Common Stock as reported on The Nasdaq Stock Market LLC on February 25, 2025.